Equity Incentive Schemes and Stock Compensation Charges - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (USD per share)	$ 115.76	$ 85.12	$ 68.42
Assumptions:
Expected volatility (in percent)	36.00%	33.00%	31.00%
Dividend yield (in percent)	0.00%	0.00%	0.00%
Risk free interest rate (in percent)	4.20%	4.18%	1.86%
Expected life	4 years 3 months 18 days	5 years	5 years